INCOME (LOSS) PER SHARE	12 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
19.	INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB
Net income (loss) (numerator), basic and diluted	49,053	(23,079)	(1,434)

Shares (denominator):
Common stock outstanding	23,292,412	23,382,812	23,382,812
Weighted average common stock outstanding used in computing basic income per share	23,189,464	23,351,615	23,382,812

Add: Share options	147,801	-	-
Weighted average common stock outstanding used in computing diluted income per share	23,337,265	23,351,615	23,382,812

Net income (loss) per share-basic	2.12	(1.00)	(0.06)

Net income (loss) per share-diluted	2.10	(1.00)	(0.06)

As of September 30, 2010, the effect of conversion and exercise of the Company’s outstanding options are included as their effect is dilutive. As of September 30, 2011 and 2012, the effect of the outstanding options was anti-dilutive.